Schedule of Investments PIMCO New York Municipal Income Fund II	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Bonnie Brae
7.095% due 06/02/2059 «	$1,000	$1,027
7.095% due 06/02/2059 «	500	513

Total Loan Participations and Assignments (Cost $1,500)		1,540

MUNICIPAL BONDS & NOTES 162.0%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	850	26

CALIFORNIA 0.5%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046	890	895

DELAWARE 1.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,800	2,384
7.120% due 10/01/2038	505	480

		2,864

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	2,057	2,097

NEW YORK 152.3%
Albany Capital Resource Corp. New York Revenue Bonds, Series 2024 4.750% due 06/01/2054	1,200	1,108
Battery Park City Authority, New York Revenue Bonds, Series 2019 3.500% due 11/01/2038	900	900
Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,550	1,268
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,610	3,071
Build NYC Resource Corp. New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	2,500	2,478
Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2042	1,175	1,100
4.000% due 09/01/2043	880	817
4.000% due 09/01/2044	1,050	969
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	1,270	1,192
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2045	410	421
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	1,200	1,058
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	4,035	4,011
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017 5.000% due 02/15/2042	2,900	2,940
Huntington Local Development Corp. New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	1,500	1,195
Long Island Power Authority, New York Revenue Bonds, Series 2017 5.000% due 09/01/2047	2,000	2,018
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,800	3,955
Metropolitan Transportation Authority, New York Revenue Bonds, (BAM Insured), Series 2016 5.000% due 11/15/2056	1,700	1,705
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 3.700% due 11/01/2035	1,500	1,500
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	1,000	1,024
5.000% due 11/15/2051	1,500	1,505
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	2,650	2,732
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2017 4.000% due 12/01/2041	1,400	1,278

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Nassau County, New York General Obligation Bonds, Series 2021 5.000% due 01/01/2058 «	3,071	38
Nassau County, New York General Obligation Bonds, Series 2022 4.250% due 04/01/2052	3,195	3,052
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999 3.700% due 01/01/2034	1,500	1,500
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	5,230	4,104
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	2,200	2,241
New York City, New York General Obligation Bonds, Series 2024 5.250% due 03/01/2053	7,750	8,163
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2045	265	253
4.000% due 02/15/2048	880	803
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024 4.850% due 11/01/2059	2,000	2,020
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.700% due 11/01/2047	2,500	2,213
New York City, New York Housing Development Corp. Revenue Bonds, Series 2022 4.000% due 11/01/2037	2,000	1,982
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	800	804
5.350% due 11/01/2064	1,065	1,110
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016 4.000% due 06/15/2046	2,425	2,298
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2018 5.000% due 06/15/2040	4,000	4,117
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	2,200	2,036
5.000% due 06/15/2050	300	307
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	750	778
5.250% due 06/15/2052	5,000	5,241
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	500	476
5.250% due 06/15/2048	2,000	2,119
5.250% due 06/15/2053	2,000	2,110
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016 4.000% due 07/15/2040	1,000	985
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017 4.000% due 08/01/2042	1,000	949
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	4,000	3,834
5.000% due 05/01/2048	4,000	4,171
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2050	600	625
New York Convention Center Development Corp. Revenue Bonds, Series 2015 4.000% due 11/15/2045	230	213
New York Convention Center Development Corp. Revenue Bonds, Series 2016 5.000% due 11/15/2046	750	752
New York County, New York Tobacco Trust Revenue Bonds, Series 2001 5.750% due 06/01/2043	275	280
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	17,000	3,577
0.000% due 06/01/2055 (b)	23,500	1,889
New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,005
5.000% due 06/01/2041	1,000	1,001
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	500	535
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	4,350	5,006
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	2,400	2,811
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	8,400	8,400
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,295	934
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	2,000	2,000
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025 4.650% due 10/01/2050	2,000	1,980
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	2,900	2,712
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	6,635	5,966
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 10/01/2038	950	1,053
5.000% due 10/01/2040	800	872
New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022 4.250% due 05/01/2052	850	797
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005 5.500% due 05/15/2031	1,490	1,732
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,004

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,398
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	1,155	1,133
4.000% due 03/15/2043	3,000	2,831
New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	3,420	3,178
5.000% due 07/01/2049	1,550	1,564
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2039	2,000	2,003
4.000% due 07/01/2050	12,000	10,680
5.000% due 07/01/2053	2,000	2,033
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,000	879
4.000% due 07/01/2051	3,450	3,155
5.000% due 03/15/2041	3,000	3,183
5.000% due 07/15/2050	1,000	964
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 07/01/2048	1,200	1,243
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	1,275	1,355
5.000% due 03/15/2054	700	723
5.250% due 10/01/2049	2,100	2,120
5.500% due 07/01/2054	4,000	4,349
New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	2,000	1,811
5.250% due 07/01/2050	1,000	1,060
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	5,000	4,641
New York State Housing Finance Agency Revenue Bonds, Series 2024 4.600% due 11/01/2054	2,500	2,475
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,004
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	1,850	1,850
4.000% due 01/01/2045	1,500	1,400
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	1,250	1,240
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2055	2,000	2,048
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2055	2,000	2,074
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2044	3,250	3,073
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2063	4,335	4,463
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	2,625	2,734
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016 4.000% due 07/01/2035	3,000	2,983
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	3,950	3,954
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,100	2,099
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,350	2,330
5.250% due 01/01/2050	2,500	2,500
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	4,900	4,516
5.000% due 10/01/2040	2,500	2,527
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014 5.250% due 05/15/2040	1,000	953
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	1,000	930
4.000% due 12/01/2049	3,300	3,029
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	7,165	7,280
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2043	1,380	1,422
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	2,069	2,104
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022 5.000% due 07/01/2032	1,000	1,145
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,025	887
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	15,000	1,304
4.000% due 06/01/2050	1,500	1,254
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	1,500	1,506
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	2,250	2,179
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	2,200	2,300
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	2,000	2,059

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 11/15/2056	2,810	2,863
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.500% due 05/15/2047	300	301
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	3,750	3,962
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,045
5.000% due 06/01/2041	4,500	4,503
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	2,000	1,638
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	3,000	3,150

		283,480

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	680	0

PUERTO RICO 4.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	22,300	913
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,026	1,342
0.000% due 11/01/2051	1,442	975
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	1,935	1,735
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	3,850	1,315
0.000% due 07/01/2051 (b)	7,280	1,831
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	958

		9,069

TEXAS 0.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(a)	470	47
12.000% due 12/01/2045 ^(a)	825	98

		145

VIRGINIA 0.8%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	18,000	500
5.500% due 07/01/2044	1,250	1,046

		1,546

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	1,540	1,332

Total Municipal Bonds & Notes (Cost $310,370)		301,454

Total Investments in Securities (Cost $311,870)		302,994

Total Investments 162.8% (Cost $311,870)		$302,994
Remarketable Variable Rate MuniFund Term Preferred Shares (70.8)%		(131,759)
Other Assets and Liabilities, net 8.0%		14,863

Net Assets Applicable to Common Shareholders 100.0%		$186,098

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
(a)				Security is not accruing income as of the date of this report.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,540	$1,540
Municipal Bonds & Notes
Arizona	0	26	0	26
California	0	895	0	895
Delaware	0	2,864	0	2,864
New Hampshire	0	2,097	0	2,097
New York	0	283,442	38	283,480
Puerto Rico	0	9,069	0	9,069
Texas	0	145	0	145
Virginia	0	1,546	0	1,546
Wisconsin	0	1,332	0	1,332

Total Investments	$0	$301,416	$1,578	$302,994

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1802 SPV I LLC	05/27/2025	0.3%
1862 SPV I LLC	05/27/2025	0.4%
1832 SPV I LLC	05/27/2025	0.2%

† A zero balance may reflect actual amounts rounding to less than 0.01%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative

Notes to Financial Statements (Cont.)

information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development

AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced